Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005504
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,390		$ 10,338		$ 10,947		$ 11,412		$ 11,757		$ 12,236		$ 12,388		$ 12,388		$ 12,696		$ 12,171		$ 12,583	$ 12,598	$ 13,177	$ 13,727	$ 13,389	$ 13,389	$ 14,819	$ 15,586	$ 16,441	$ 17,357	$ 17,923	$ 17,656	$ 17,007	$ 16,037	$ 15,399	$ 15,658	$ 15,644	$ 15,935	$ 16,549	$ 16,705	$ 17,845	$ 18,310	$ 19,164	$ 19,619	$ 19,642	$ 19,792	$ 20,785	$ 21,513	$ 22,437	$ 23,012
C000049240
Account Value [Line Items]
Accumulated Value		10,000		10,386		10,321		10,924		11,378		11,716		12,183		12,335		12,328		12,623		12,090		12,500	12,500	13,071	13,605	13,261	13,253	14,663	15,411	16,254	17,140	17,694	17,413	16,764	15,802	15,160	15,407	15,384	15,662	16,259	16,393	17,499	17,949	18,782	19,210	19,220	19,345	20,314	21,009	21,892	22,447
C000049241
Account Value [Line Items]
Accumulated Value		10,000		10,376		10,310		10,906		11,349		11,683		12,140		12,279		12,265		12,554		12,012		12,413	12,405	12,964	13,484	13,140	13,125	14,505	15,238	16,059	16,929	17,459	17,177	16,523	15,569	14,917	15,156	15,124	15,391	15,958	16,092	17,161	17,588	18,398	18,804	18,807	18,921	19,853	20,512	21,371	21,887
C000244827
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 516,057		$ 551,378		$ 566,104		$ 593,159		$ 607,200		$ 608,188		$ 612,836		$ 644,300		$ 666,825		$ 695,674		$ 713,901
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value		10,000		10,334		10,295		10,816		11,135		11,382		11,866		11,952		12,024		12,351		11,881		12,190	12,186	12,678	13,215	12,859	12,932	13,981	14,571	15,119	15,890	16,352	16,180	15,740	14,966	14,455	14,695	14,787	15,049	15,489	15,616	16,508	16,850	17,705	17,987	18,082	18,336	19,313	20,010	20,790	21,405
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value		10,000		10,334		10,295		10,816		11,135		11,382		11,866		11,952		12,024		12,351		11,881		12,190	12,186	12,678	13,215	12,859	12,932	13,981	14,571	15,119	15,890	16,352	16,180	15,740	14,966	14,455	14,695	14,787	15,049	15,489	15,616	16,508	16,850	17,705	17,987	18,082	18,336	19,313	20,010	20,790	21,405
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,334		$ 10,295		$ 10,816		$ 11,135		$ 11,382		$ 11,866		$ 11,952		$ 12,024		$ 12,351		$ 11,881		$ 12,190	$ 12,186	$ 12,678	$ 13,215	$ 12,859	$ 12,932	$ 13,981	$ 14,571	$ 15,119	$ 15,890	$ 16,352	$ 16,180	$ 15,740	$ 14,966	$ 14,455	$ 14,695	$ 14,787	$ 15,049	$ 15,489	$ 15,616	$ 16,508	$ 16,850	$ 17,705	$ 17,987	$ 18,082	$ 18,336	$ 19,313	$ 20,010	$ 20,790	$ 21,405
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 515,437		$ 544,868		$ 556,180		$ 584,383		$ 593,686		$ 596,823		$ 605,228		$ 637,469		$ 660,481		$ 686,214		$ 706,503